Summary of Significant Accounting Policies - Foreign Currency Risk (Details)	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Sep. 30, 2019 USD ($)	Dec. 31, 2018 USD ($)
Foreign Currency Risk [Line Items]
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	$ 61,011,583		$ 59,966,031	¥ 139,905,845	$ 56,269,749	$ 84,859,915
RMB
Foreign Currency Risk [Line Items]
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	$ 42,953,841	¥ 292,519,950	$ 20,054,735